Sep-22-03 02:31pm From- T-039 P.002/002 F-300

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

03028342

Cert NYS

1-8895

NYSE

RECD S.E.C.
SEP 22 2003
083

September 22, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HEALTH CARE PROPERTY INVESTORS, INC., 7.25% Series E Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 22, 2003. Tentative listing date – September 24, 2003.

Sincerely,